Lease Prepayments (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Non-current portion	$ 2,967	18,406	18,999
Current portion - amount charged to expense next year	84	524	454
Total lease prepayments of land use rights	$ 3,051	18,930	19,453